File Nos. 033-09981 and 811-04892

As filed with the Securities and Exchange Commission on April 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 35	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37	[X]

Templeton Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on May 1, 2013 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment No. 35 (Amendment) to the Registration Statement of Templeton Growth Fund, Inc. (Registrant) on Form N-1A (File No. 811-04892) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on December 27, 2012 under the 1940 Act (Accession No. 0001379491-12-001036) (Amendment No. 35), as pertaining to the Parts A and Parts B of the Registrant.   The Parts A and the Parts B of the Fund, as filed in Amendment No. 33, are incorporated herein by reference.

101 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED January  1, 2013

OF

TEMPLETON GROWTH FUND, INC.

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.     The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.26%	0.26%	0.26%	0.14%	0.26%
Total annual Fund operating expenses	1.11%	1.86%	1.36%	0.74%	0.86%

1.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 682	$ 908	$ 1,151	$ 1,849
Class C	$ 289	$ 585	$ 1,006	$ 2,180
Class R	$ 138	$ 431	$ 745	$ 1,635
Class R6	$ 76	$ 237	$ 411	$ 918
Advisor Class	$ 88	$ 274	$ 477	$ 1,061
If you do not sell your shares:
Class C	$ 189	$ 585	$ 1,006	$ 2,180

1

III.  The “Fund Summary – Principal Risks – Market” section on page 4 is replaced with the following:

Market  The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

 IV. The “Fund Summary - Performance” section beginning on page 5 is revised with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	20.40%
Worst Quarter:	Q4'08	-22.29%
As of March 31, 2013, the Fund's year-to-date return was 5.76%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Templeton Growth Fund, Inc. - Class A
Return Before Taxes	14.58%	-3.14%	5.96%
Return After Taxes on Distributions	14.45%	-3.25%	5.43%
Return After Taxes on Distributions and Sale of Fund Shares	10.09%	-2.50%	5.33%
Templeton Growth Fund, Inc. - Class C	19.62%	-2.70%	5.80%
Templeton Growth Fund, Inc. - Class R	21.23%	-2.22%	6.33%
Templeton Growth Fund, Inc. - Advisor Class	21.84%	-1.73%	6.86%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)	16.54%	-0.60%	8.08%

2

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

Historical performance for Class R shares prior to their inception is based on the performance of Class A shares. Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

V.  The “Fund Summary – Taxes” section on page 7 is replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI. The “Fund Details – Management – Special Servicing Agreement” on page 17 is deleted it its entirety.

VII. The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 27 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class”
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

3

VIII. The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investments from certain payments” on page 31 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

IX. The following is added to the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 27:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

X. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 50:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XI.  The second paragraph under the “Fund Details – Your Account – Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 63 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

101 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2013
OF
TEMPLETON GROWTH FUND, INC.

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The third paragraph under “Shareholder servicing and transfer agent” beginning on page 28 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

III. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 40 is replaced with the following:

The Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Templeton Growth Fund, Inc. - Class A
  Templeton Growth Fund, Inc. - Class C
  Templeton Growth Fund, Inc. - Class R
  Templeton Growth Fund, Inc. - Class R6
  Templeton Growth Fund, Inc. - Advisor Class

IV. The sixth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 40 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record,were:

Name and Address	Share Class	Percentage (%)
Franklin Templeton Corefolio Allocation Fund Franklin Templeton Allocator Series 500 E Broward Boulevard Suite 2100 Fort Lauderdale, FL 33394-3029	Advisor Class	6.48
Franklin Templeton Founding Funds Franklin Templeton Allocator Series 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Advisor Class	77.17

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

V. The sixth paragraph under “Organization, Voting Rights and Principal Holders” on page 41 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VI. The first paragraph of the “Buying and Selling Shares - Initial sales charges” section beginning on page 41 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII. The second paragraph under the section entitled “The Underwriter” beginning on page 47 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

TEMPLETON GROWTH FUND, INC.

File Nos. 033-09981 and 811-04892

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Articles of Incorporation

(i)	Amended and Restated Articles of Incorporation dated January 26, 1989[2]

(ii)	Articles of Amendment dated December 14, 1992[14]

(iii)	Articles of Amendment dated April 17, 1995[1]

(iv)	Articles Supplementary dated April 13, 1995[1]

(v)	Articles Supplementary dated December 6, 1995[14]

(vi)	Articles Supplementary dated December 27, 1996[4]

(vii)	Articles Supplementary dated April 10, 1997[5]

(viii)	Articles of Amendment dated December 23, 1998[6]

(ix)	Articles Supplementary dated December 23, 1998[6]

(x)	Certificate of Correction to Articles of Amendment and Restatement dated September 28, 1999[14]

(xi)	Articles of Amendment dated September 15, 2000[9]

(xii)	Articles Supplementary dated December 27, 2001[7]

(xiii)	Articles Supplementary dated October 20, 2005[9]

(xiv)	Articles Supplementary dated February 28, 2006

(xv)	Certificate of Correction to Articles of Amendment and Restatement dated March 20, 2007[14]

(xvi)	Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007[10]

(xvii)	Articles of Amendment dated February 27, 2009[14]

(xviii)	Articles Supplementary to Articles of Incorporation dated February 28, 2013

(b) By-laws

(i)	Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated March 1, 2005[9]

(c) Instruments Defining Rights of Security Holders

Not Applicable

(d) Investment Advisory Contracts

(i)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited dated December 6, 1994[1]

(ii)	Amendment dated August 1, 2007 to the Investment Management Agreement dated December 6, 1994[10]

(e) Underwriting Contracts

(i)	Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011[13]

(ii)	Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995[2]

(iii)	Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[12]

(iv)	Form of Non-Exclusive Underwriting[6]

(v)	Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995[6]

(f) Bonus or Profit Sharing Contracts

Not applicable

(g) Custodian Agreements

(i)	Custody Agreement between Registrant and JPMorgan Chase Bank dated December 31, 1986[2]

(ii)	Amendment dated March 3, 1998 to the Custody Agreement[5]

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement[5]

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement[7]

(h) Other Material Contracts

(i)	Amended and Restated Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC dated May 22, 2012

(ii)	Sub Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.[8]

(iii)	Amendment to Sub Transfer Agent Agreement dated January 1, 1999[8]

(iv)	Assignment of Sub Transfer Agent Agreement dated June 13, 2003[8]

(v)	Sub Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.[2]

(vi)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated January 1, 2011[13]

(i) Legal Opinion

(i)	Opinion and consent of counsel[7]

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated April 28, 1995[1]

(m) Rule 12b-1 Plan

(i)	Amended and Restated Distribution Plan Class A dated February 24, 2009[11]

(ii)	Amended and Restated Distribution Plan – Class C dated July 15, 2009[11]

(iii)	Amended and Restated Distribution Plan – Class B dated July 15, 2009[11]

(iv)	Amended and Restated Distribution Plan - Class R dated July 15, 2009[11]

(n) Rule 18f-3 Plan

(i)	Amended and Restated Multi-Class Plan dated December 6, 2012, effective May 1, 2013

Code of Ethics

(i)	Code of Ethics dated April 1, 2012[14]

(q) Power of Attorney

(i)	Power of Attorney dated December 7, 2012[14]

1. Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on April 28, 1995

2. Previously filed with Post-Effective Amendment No. 12 to the Registration Statement on December 29, 1995

3. Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on December 27, 1996

4. Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on December 31, 1996

5. Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on October 30, 1998

6. Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on December 30, 1998

7. Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 27, 2002

8. Previously filed with Post-Effective Amendment No. 23 to the Registration Statement on December 30, 2003

9. Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on December 30, 2005

10. Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on December 28, 2007

11. Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on December 28, 2009

12. Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on October 28, 2010

13. Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on December 28, 2011

14. Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 27, 2012

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successfully defense of any action, suit or proceeding) is asserted by such directors, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Templeton Global Advisors Limited (TGAL), the Registrant's investment manager also serve as officers and/or directors/trustees for (1) TGAL's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriters

(a)(1) Franklin/Templeton Distributors, Inc., (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Income Trust
Templeton Institutional Funds

(b) (1) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) (1) The directors and officers of Franklin Templeton Investment Services GmbH are as follows:

Name	Positions and Offices with Underwriter	Positions and Offices with Underwriter
Vijay C. Advani	Advisory Board	Director
Basil K. Fox, Jr.	Advisory Board	None
Jennifer M. Johnson	Advisory Board	None
Gregory E. McGowan	Advisory Board	None
Jed A. Plafker	Advisory Board	Director
Reinhard Berben	Managing Director	None

(c) (2) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrants.

(c) (3) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrants.

Item 33.  Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There is no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 26th day of April, 2013.

TEMPLETON GROWTH FUND, INC.

(Registrant)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management
Dated: April 26, 2013

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: April 26, 2013

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer
Dated: April 26, 2013

HARRIS J. ASHTON*	Director
Harris J. Ashton	Dated: April 26, 2013

ANN TORRE BATES*	Director
Ann Torre Bates	Dated: April 26, 2013

FRANK J. CROTHERS*	Director
Frank J. Crothers	Dated: April 26, 2013

EDITH E. HOLIDAY*	Director
Edith E. Holiday	Dated: April 26, 2013

CHARLES B. JOHNSON*	Director
Charles B. Johnson	Dated: April 26, 2013

GREGORY E. JOHNSON*	Director
Gregory E. Johnson	Dated: April 26, 2013

J. MICHAEL LUTTIG*	Director
J. Michael Luttig	Dated: April 26, 2013

DAVID W. NIEMIEC*	Director
David W. Niemiec	Dated: April 26, 2013

FRANK A. OLSON*	Director
Frank A. Olson	Dated: April 26, 2013

LARRY D. THOMPSON*	Director
Larry D. Thompson	Dated: April 26, 2013

CONSTANTINE D. TSERETOPOULOS*	Director
Constantine D. Tseretopoulos	Dated: April 26, 2013

ROBERT E. WADE*	Director
Robert E. Wade	Dated: April 26, 2013

*By /s/LORI A. WEBER

Lori A. Weber

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

TEMPLETON GROWTH FUND, INC.

REGISTRATION STATEMENT

EXHIBITS INDEX

Exhibit No.	Description	Location
EX-99.(a)(i)	Amended and Restated Articles of Incorporation dated January 26, 1989	*
EX-99.(a)(ii)	Articles of Amendment dated December 14, 1992	*
EX-99.(a)(iii)	Articles of Amendment dated April 17, 1995	*
EX-99.(a)(iv)	Articles Supplementary dated April 13, 1995	*
EX-99.(a)(v)	Articles Supplementary dated December 6, 1995	*
EX-99.(a)(vi)	Articles Supplementary dated December 27, 1996	*
EX-99.(a)(vii)	Articles Supplementary dated April 10, 1997	*
EX-99.(a)(viii)	Articles of Amendment dated December 23, 1998	*
EX-99.(a)(ix)	Articles Supplementary dated December 23, 1998	*
EX-99.(a)(x)	Certificate of Correction to Articles of Amendment and Restatement dated September 28, 1999	*
EX-99.(a)(xi)	Articles of Amendment dated September 15, 2000	*
EX-99.(a)(xii)	Articles Supplementary dated December 27, 2001	*
EX-99.(a)(xiii)	Articles Supplementary dated October 20, 2005	*
Ex-99.(a)(xiv)	Articles Supplementary to dated February 28,2006	*
Ex-99.(a)(xv)	Certificate of Correction to Articles of Amendment and Restatement dated March 20, 2007	*
Ex-99.(a)(xvi)	Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007	*
EX-99.(a)(xvii)	Articles of Amendment dated February 27, 2009	*
EX-99.(a)(xviii)	Articles Supplementary to Articles of Incorporation dated February 28, 2013	Attached
EX-99.(b)(i)	Amended and restated By-Laws dated March 1, 2005	*
EX-99.(d)(i)	Amended and restated Investment Management Agreement dated December 6, 1994	*
EX-99.(d)(ii)	Amendment dated August 1, 2007 to the Investment Management Agreement dated December 6, 1994	*
EX-99.(e)(i)	Distribution Agreement dated January 1, 2011	*
EX-99.(e)(ii)	Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995	*
EX-99.(e)(iii)	Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*
EX-99.(e)(iv)	Form of Non-Exclusive Underwriting Agreement	*
EX-99.(e)(v)	Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995	*
EX-99.(g)(i)	Custody Agreement dated December 31, 1986	*
EX-99.(g)(ii)	Amendment dated March 2, 1998 to the Custody Agreement	*
EX-99.(g)(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement	*
EX-99.(g)(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement	*
EX-99.(h)(i)	Amended and Restated Fund Administration Agreement dated May 22, 2012	*
EX-99.(h)(ii)	Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994	*
EX-99.(h)(iii)	Amendment to Sub-Transfer Agent Agreement dated January 1, 1999	*
EX-99.(h)(iv)	Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003	*
EX-99.(h)(v)	Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991	*
EX-99.(h)(vi)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated January 1, 2011	*
EX-99.(i)(i)	Opinion and Consent of Counsel	*
EX-99.(l)(i)	Letter of Understanding dated April 28, 1995	*
EX-99.(m)(i)	Amended and Restated Distribution Plan – Class A dated February 24, 2009	*
EX-99.(m)(ii)	Amended and Restated Distribution Plan - Class C dated July 15, 2009	*
EX-99.(m)(iii)	Amended and Restated Distribution Plan - Class B dated July 15, 2009	*
EX-99.(m)(iv)	Amended and Restated Distribution Plan - Class R dated July 15, 2009	*
EX-99.(n)(i)	Amended and Restated Multi-Class Plan dated December 6, 2012, effective May 1, 2013	Attached
EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*
EX-99.(q)(i)	Power of Attorney dated December 7, 2012	*

* Incorporated by reference.